Segments - Major Customers by Reporting Segments (Details) - Revenues - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PTT Exploration and Production Public Company Limited
Revenue, Major Customer [Line Items]
Percentage of contract revenues	24.00%	3.00%	0.00%
CNOOC Petroleum Europe Limited
Revenue, Major Customer [Line Items]
Percentage of contract revenues	16.00%	1.00%	0.00%
Perfomex
Revenue, Major Customer [Line Items]
Percentage of contract revenues	11.00%	9.00%	1.00%
ExxonMobil
Revenue, Major Customer [Line Items]
Percentage of contract revenues	1.00%	18.00%	15.00%
National Drilling Company (ADOC)
Revenue, Major Customer [Line Items]
Percentage of contract revenues	0.00%	11.00%	13.00%
Centrica North Sea Limited (Spirit Energy)
Revenue, Major Customer [Line Items]
Percentage of contract revenues	0.00%	10.00%	10.00%
TAQA Bratani Limited
Revenue, Major Customer [Line Items]
Percentage of contract revenues	0.00%	1.00%	11.00%
Pan American Energy
Revenue, Major Customer [Line Items]
Percentage of contract revenues	0.00%	0.00%	13.00%
Customers Accounting For More Than 10% Of Dayrate Revenue
Revenue, Major Customer [Line Items]
Percentage of contract revenues	52.00%	53.00%	63.00%